Form N-1A Cover	Dec. 12, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	abrdn Funds
Entity Central Index Key	0001413594
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 12, 2024
Prospectus Date	Feb. 29, 2024
Supplement to Prospectus [Text Block]

ABRDN FUNDS

(the “Trust”)

abrdn Dynamic Dividend Fund

(the “Fund”)

Supplement dated December 12, 2024 to the Fund’s Statutory Prospectus dated

February 29, 2024, as supplemented to date

On December 11, 2024, the Board of Trustees (the “Board”) of the Trust approved a change in the Fund’s non-fundamental policy to invest, under normal circumstances, at least 80% of its net assets in the equity securities of certain domestic and foreign corporations that pay dividend income that it believes are undervalued relative to the market and to the securities’ historic valuations. Such change will take effect as of the date of effectiveness of an amendment to the Trust’s registration statement, which is anticipated to be on or about February 28, 2025 (the “Effective Date”).

As of the Effective Date, the Fund will change its non-fundamental policy to invest, under normal circumstances, at least 80% of its net assets in the equity securities of certain domestic and foreign corporations that pay dividend income that it believes are undervalued relative to the market and to the securities’ historic valuations to a non-fundamental policy to invest, under normal circumstances, at least 80% of its net assets in the equity securities of certain domestic and foreign corporations that pay dividend income. An updated Statutory Prospectus reflecting this change will be available for the Fund following the Effective Date.

As of the Effective Date, the Statutory Prospectus is hereby revised as follows: